RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
UBOX International Holdings Co Limited (“UBOX”)	Vending machine operator	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)	Hotel	Joint venture of the Group
Sheen Star Group Limited (“Sheen Star”)*	Investment holding company	Investee of the Group, controlled by Mr. Qi Ji

*Sheen Star was established in April 2014 by Mr. Qi Ji, the Group and a third party whereby the Group owns equity interest of 19.99%, and Mr. Qi Ji owns 50.01%.

Amounts due from related parties
	As of December 31,
	2013	2014
UBOX	256	—
Yibang	402	16,293
Total	658	16,293

Amounts due to related party
	As of December 31,
	2013	2014
Ctrip
-Payables for hotel reservation services	1,510	2,319
- Payables for Starway acquisition	12,250	8,167
	13,760	10,486

Related party transactions
	Year Ended December 31,
	2012	2013	2014
Commission expenses — Ctrip	10,945	17,128	19,235
Service fee — UBOX	—	847	392
Interest income — UBOX	—	1,373	541
Service fee — Yibang	—	199	527